FAIR VALUE MEASURMENTS (Details) (USD $)	12 Months Ended				6 Months Ended		12 Months Ended				12 Months Ended				6 Months Ended		12 Months Ended										6 Months Ended		12 Months Ended			12 Months Ended				1 Months Ended
	Dec. 31, 2013 Investors Warrants [Member]		Dec. 31, 2012 Investors Warrants [Member]		Jun. 30, 2014 Investors Warrants [Member] Private Placement Warrants 2011-2012 [Member]		Dec. 31, 2013 Investors Warrants [Member] Private Placement Warrants 2011-2012 [Member]		Dec. 31, 2013 Investors Warrants [Member] Warrant [Member]	Dec. 31, 2012 Investors Warrants [Member] Warrant [Member]	Dec. 31, 2013 Placement Agent Warrants [Member]		Dec. 31, 2012 Placement Agent Warrants [Member]		Jun. 30, 2014 Placement Agent Warrants [Member] Private Placement Warrants 2011-2012 [Member]		Dec. 31, 2013 Placement Agent Warrants [Member] Private Placement Warrants 2011-2012 [Member]		Jun. 30, 2014 Placement Agent Warrants [Member] Maximum [Member] Private Placement Warrants 2011-2012 [Member]	Dec. 31, 2013 Placement Agent Warrants [Member] Maximum [Member] Private Placement Warrants 2011-2012 [Member]	Jun. 30, 2014 Placement Agent Warrants [Member] Minimum [Member] Private Placement Warrants 2011-2012 [Member]	Dec. 31, 2013 Placement Agent Warrants [Member] Minimum [Member] Private Placement Warrants 2011-2012 [Member]	Dec. 31, 2013 Placement Agent Warrants [Member] Warrant [Member] Maximum [Member]	Dec. 31, 2012 Placement Agent Warrants [Member] Warrant [Member] Maximum [Member]	Dec. 31, 2013 Placement Agent Warrants [Member] Warrant [Member] Minimum [Member]	Dec. 31, 2012 Placement Agent Warrants [Member] Warrant [Member] Minimum [Member]	Jun. 30, 2014 Investors And Placement Agent Warrants [Member]		Dec. 31, 2011 Issuance Date [Member] Investors Warrants [Member]		Dec. 31, 2011 Issuance Date [Member] Investors Warrants [Member] Warrant [Member]	Dec. 31, 2011 Issuance Date [Member] Placement Agent Warrants [Member]		Dec. 31, 2011 Issuance Date [Member] Placement Agent Warrants [Member] Warrant [Member] Maximum [Member]	Dec. 31, 2011 Issuance Date [Member] Placement Agent Warrants [Member] Warrant [Member] Minimum [Member]	Feb. 28, 2014 Issuance Date [Member] Investors And Placement Agent Warrants [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Risk-free interest rate	0.70%	[1]	0.51%	[1]	0.61%	[1]	0.70%	[1]			0.50%	[1]	0.41%	[1]	0.39%	[1]	0.50%	[1]									1.59%	[1]	1.20%	[1]		0.86%	[1]			1.63%	[1]
Expected volatility	52.09%	[2]	70.00%	[2]	52.04%	[2]	52.09%	[2]			50.91%	[2]	59.00%	[2]	53.85%	[2]	50.91%	[2]									52.84%	[2]	80.00%	[2]		75.00%	[2]			61.49%	[2]
Expected life (in years)	2 years 9 months 25 days	[3]	3 years 9 months 25 days	[3]	2 years 3 months 29 days	[3]	2 years 9 months 25 days	[3]			2 years 3 months	[3]	3 years 3 months	[3]	1 year 9 months 11 days	[3]	2 years 3 months	[3]									4 years 11 months 5 days	[3]	5 years	[3]		3 years 11 months 5 days	[3]			5 years 2 months 12 days	[3]
Expected dividend yield	0.00%	[4]	0.00%	[4]	0.00%	[4]	0.00%	[4]			0.00%	[4]	0.00%	[4]	0.00%	[4]	0.00%	[4]									0.00%	[4]	0.00%	[4]		0.00%	[4]			0.00%	[4]
Fair value Warrants					$ 3.45		$ 3.70		$ 3.70	$ 4.05									$ 3.15	$ 4.15	$ 2.40	$ 3.35	$ 4.15	$ 3.95	$ 3.35	$ 3.25	$ 8.25				$ 1.95			$ 1.60	$ 1.55	$ 8.90

[1]	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.
[2]	Expected volatility - was calculated based on actual historical stock price movements of companies in the same industry over a term that is equivalent to the expected term of the option.
[3]	Expected life - the expected life was based on the expiration date of the warrants.
[4]	Expected dividend yield - was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.